Organization and Business Description (Details) - Schedule of operation of the UFG entities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Operation of the UFG Entities [Abstract]
Net revenue	$ 5,198,990	$ 8,251,610	$ 7,831,994
Net income	$ 829,557	$ 1,875,684	$ 1,288,630